Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Disclosure of Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

29. EMPLOYEE BENEFIT PLANS

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

	Pension plans			Other post-employment benefit plans
Years ended December 31,	2020	2019	2018	2020	2019	2018
Consolidated statements of income (loss)
Operating expenses	$7,188	$6,198	$6,345	$145	$116	$276
Interest expense	$423	$524	$658	$746	$815	$830
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	$11,390	$(3,325)	$(4,555)	$2,303	$2,191	$(3,200)

In October 2013, the Company ceased to allow new employees to join certain defined benefit plans, except under certain circumstances, and commenced a defined contribution pension plan for new employees.

The Company made contributions of $1.9 million for various defined contribution arrangements during 2020 (December 31, 2019 — $1.2 million).

The Company’s funding policy is to make contributions to its defined benefit pension funds based on actuarial cost methods as permitted and required by pension regulatory bodies. Contributions reflect actuarial assumptions concerning future investment returns, salary projections and future service benefits. Plan assets are represented primarily by Canadian and foreign equity securities, fixed income instruments and short-term investments.

The Company provides certain health care and life insurance benefits for some of its retired employees and their dependents. Participants are eligible for these benefits generally when they retire from active service and meet the eligibility requirements for the pension plan. These benefits are funded primarily on a pay-as-you-go basis, with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.

The balance sheet obligations, distributed between pension and other post-employment benefits, included in other long-term liabilities (Note 22) were as follows:

As at December 31,	2020	2019
Pension benefits	$22,070	$8,566
Other post-employment benefits	25,914	23,508
Accrued benefit liabilities	$47,984	$32,074

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	2020		2019
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$375,222	$—	$331,737	$—
Fair value of plan assets	(354,385)	—	(324,257)	—
	20,837	—	7,480	—
Present value of unfunded obligations	1,233	25,914	1,086	23,508
Accrued benefit liabilities	$22,070	$25,914	$8,566	$23,508

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2020	$332,823	$23,508	$356,331
Current service cost	6,695	145	6,840
Interest expense	10,723	746	11,469
Remeasurements
Actuarial losses arising from plan experience	2,212	184	2,396
Actuarial losses from change in demographic assumptions	—	11	11
Actuarial losses from changes in financial assumptions	33,278	2,108	35,386
Benefits paid	(10,294)	(726)	(11,020)
Contributions by plan participants	1,018	—	1,018
Foreign exchange	—	(62)	(62)
Benefit obligation, December 31, 2020	376,455	25,914	402,369
Change in fair value of plan assets
Fair value of plan assets, January 1, 2020	(324,257)	—	(324,257)
Contributions by plan participants	(1,018)	—	(1,018)
Contributions by employer	(5,497)	(726)	(6,223)
Interest income	(10,300)	—	(10,300)
Benefits paid	10,294	726	11,020
Remeasurements
Return on plan assets, excluding interest income	(24,100)	—	(24,100)
Administrative costs	493	—	493
Fair value of plan assets, December 31, 2020	(354,385)	—	(354,385)
Accrued benefit liabilities, December 31, 2020	$22,070	$25,914	$47,984

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2019	$293,969	$21,330	$315,299
Current service cost	5,701	116	5,817
Interest expense	11,241	815	12,056
Remeasurements
Actuarial losses arising from plan experience	1,773	235	2,008
Actuarial losses from change in demographic assumptions	—	16	16
Actuarial losses from changes in financial assumptions	28,531	1,940	30,471
Benefits paid	(9,483)	(758)	(10,241)
Contributions by plan participants	1,091	—	1,091
Foreign exchange	—	(186)	(186)
Benefit obligation, December 31, 2019	332,823	23,508	356,331
Change in fair value of plan assets
Fair value of plan assets, January 1, 2019	(283,064)	—	(283,064)
Contributions by plan participants	(1,091)	—	(1,091)
Contributions by employer	(5,736)	(758)	(6,494)
Interest income	(10,717)	—	(10,717)
Benefits paid	9,483	758	10,241
Remeasurements
Return on plan assets, excluding interest income	(33,629)	—	(33,629)
Administrative costs	497	—	497
Fair value of plan assets, December 31, 2019	(324,257)	—	(324,257)
Accrued benefit liabilities, December 31, 2019	$8,566	$23,508	$32,074

The weighted average duration of the defined benefit obligation as at December 31, 2020 is 16 years for the defined benefit pension plans and 15 years for the other post-employment benefit plans. The weighted average duration of the current service cost as at December 31, 2020 is 23 years for the defined benefit pension plans and 28 years for the other post-employment benefit plans.

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2030 are as follows:

	Pension	Other
2021	$11,519	$901
2022	$12,096	$936
2023	$12,790	$972
2024	$13,558	$1,008
2025	$14,433	$1,044
2026 to 2030	$80,999	$6,620

Benefit payments include obligations to 2030 only as obligations beyond this date are not quantifiable.

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2020	2019
Equity securities
Canada	22.9%	22.3%
United States	19.7%	19.8%
International (other than United States)	14.3%	14.1%
Fixed income instruments
Canada	41.0%	41.2%
Cash and cash equivalents
Canada	2.1%	2.6%

Plan assets are valued at the measurement date of December 31 each year.

The investments are made in accordance with the Statement of Investment Policies and Procedures. The Statement of Investment Policies and Procedures is reviewed on an annual basis by the Management Level Pension Fund Investment Committee with approval of the policy being provided by the Audit Committee.

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Pension	Other	Pension	Other
As at December 31,	2020	2020	2019	2019
Actuarial benefit obligation
Discount rate	2.60%	2.00% to 2.60%	3.20%	2.95% to 3.20%
Benefit costs for the year ended
Discount rate	3.20%	2.95% to 3.20%	3.90%	3.90% to 4.00%
Future salary growth	2.50%	N/A	2.50%	N/A
Health care cost trend rate	N/A	3.49% to 5.49%	N/A	3.49% to 5.49%
Other medical trend rates	N/A	4.00% to 4.56%	N/A	4.00% to 4.56%

For certain Canadian post-retirement plans the above trend rates are applicable for 2020 to 2029 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.

Sensitivity of assumptions

The calculation of the defined benefit obligation is sensitive to the assumptions set out above. The following table summarizes how the impact on the defined benefit obligation as at December 31, 2020 and 2019 would have increased or decreased as a result of the change in the respective assumptions by one percent.

	Pension		Other
As at December 31, 2020	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(53,058)	$67,549	$(3,486)	$4,351
Future salary growth	$10,423	$(9,165)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,222	$(1,839)

	Pension		Other
As at December 31, 2019	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,385)	$57,745	$(2,751)	$3,576
Future salary growth	$9,856	$(8,874)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,018	$(1,531)

The above sensitivities are hypothetical and should be used with caution. Changes in amounts based on a one percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

The Company expects to make contributions of $4.1 million to the defined benefit plans and $0.6 million to the defined contribution plan of Telesat Canada during the next fiscal year.